Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2020	2019
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	106	342
Other purchase obligations	3,685	2,251
Purchase obligations	3,791	2,592

Schedule of Maturities of Other Financial Commitments

€ millions	12/31/2020
Purchase Obligations
Due 2021	975
Due 2022 to 2025	2,371
Due thereafter	445
Total	3,791